Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,
	2022	2021
Raw materials	$896,766	$664,329
Work in progress	1,324,655	1,956,206
Finished goods	399,022	354,914
Subtotal	2,620,443	2,975,449
Reserve for obsolete inventory	(6,894)	(7,462)
Total	$2,613,549	$2,967,987

The Company recognized reversal of inventory reserve of nil, $3,011 and nil for the years ended December 31, 2022, 2021 and 2020, respectively. The write-down in the value of inventory was based on the management’s specific analysis of future product cycle and was included in the cost of revenues.